PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET (Details) - USD ($) $ in Thousands		Jun. 30, 2025	Dec. 31, 2024
DisclosureLineElements [Line Items]
Prepaid expenses and other current assets		$ 4,218	$ 3,521
Deposits [Member]
DisclosureLineElements [Line Items]
Prepaid expenses and other current assets		7	6
GST Receivable [Member]
DisclosureLineElements [Line Items]
Prepaid expenses and other current assets		2	7
Margin Deposits [Member]
DisclosureLineElements [Line Items]
Prepaid expenses and other current assets	[1]	63	66
Other receivables – Third parties [Member]
DisclosureLineElements [Line Items]
Prepaid expenses and other current assets	[2]	682	337
Other receivables – Related party [Member]
DisclosureLineElements [Line Items]
Prepaid expenses and other current assets		30	30
Unrealized Gain On Commodity Future Contract [Member]
DisclosureLineElements [Line Items]
Prepaid expenses and other current assets		230	0
Prepayment to suppliers – Third parties [Member]
DisclosureLineElements [Line Items]
Prepaid expenses and other current assets	[3]	$ 3,204	$ 3,075

[1]	Margin deposits relate to deposits placed with Phillip Nova Pte. Ltd. for derivative instruments entered into for the purpose of managing the Company’s commodity price risk (Note 14).
[2]	The balance mainly represents current portion of the other receivables reclassified from prepayments made to suppliers. Certain prepayments to two suppliers made in 2023 of US$1,475,566 was reclassified to other receivables as the procurement agreements were cancelled in 2024. A repayment schedule was agreed with the suppliers in 2024 and the portion to be settled after June 30, 2025 was reclassified as “Other receivables - non-current, net” accordingly. As at June 30, 2025, allowance for credit losses of US$284,364 was provided for these other receivables.
[3]	The amount represents payments made to third parties for forthcoming goods and services to be derived at the end of the contract term.